Loan operations - Summary of Loan Operations (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Disclosure Detail Of Loan Operations [Line Items]
Total Loans operations	R$ 1,376,290	R$ 388
Expected Credit Loss	(7,056)	(2)
Total loans operations, net of Expected Loss	1,369,234	386
Retail | Pledged asset loan
Disclosure Detail Of Loan Operations [Line Items]
Total Loans operations	947,449	388
Retail | Credit card
Disclosure Detail Of Loan Operations [Line Items]
Total Loans operations	8,061	0
Corporate | Pledged asset loan
Disclosure Detail Of Loan Operations [Line Items]
Total Loans operations	316,412	0
Corporate | Non-pledged loan
Disclosure Detail Of Loan Operations [Line Items]
Total Loans operations	R$ 104,368	R$ 0